Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Banking and Thrift [Abstract]
2019	¥ 700,524
2020	150,324
2021	389,973
2022	27,909
2023	65,060
Thereafter	500
Total	¥ 1,334,290	¥ 1,200,240